Impairment charges - Additional information (Detail)		6 Months Ended	12 Months Ended
	Jul. 16, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / Ore	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge, net amount			$ 1,658,000,000	$ 104,000,000	$ 481,000,000
Impairment loss recognised in profit or loss			3,487,000,000	132,000,000	796,000,000
Deferred tax assets			3,102,000,000	3,137,000,000	3,137,000,000
Property, plant and equipment [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss			3,486,000,000	130,000,000	435,000,000
Australia [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Deferred tax assets			698,000,000	796,000,000
Canada [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Deferred tax assets			492,000,000	545,000,000
Mongolia [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Deferred tax assets			704,000,000	703,000,000
Mongolia [Member] | Copper & Diamonds [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge net of reversals					0
Assets and liabilities classified as held for sale [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Deferred tax assets				66,000,000
Oyu Tolgoi Llc [Member] | Copper & Diamonds [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Property development and project management expense	$ 5,300,000,000
Recoverable amount of asset or cash generating unit, percent		20.00%
Discount rate applied to cash flow projections		8.30%
Recoverable amount of asset or cash-generating unit		$ 8,300,000,000
Deferred tax expense (income) relating to origination and reversal of temporary differences		320,000,000
Deductible temporary differences for which no deferred tax asset is recognised		$ 359,000,000
Impairment, attributable to noncontrolling interests, percent		66.00%
Impairment, attributable to parent, percent		34.00%
Impairment charge, net amount			773,000,000
Recoverable amount of asset or cash generating unit, assumption		$ 1,500,000,000
10% Decrease in recoverability		2,200,000,000
10% Increase in recoverability		2,100,000,000
Impairment loss recognised in profit or loss			$ 2,240,000,000	0	0
Oyu Tolgoi Llc [Member] | Copper & Diamonds [Member] | Pre Tax [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge net of reversals		(2,200,000,000)
Oyu Tolgoi Llc [Member] | Copper & Diamonds [Member] | Post Tax [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge net of reversals		$ (2,300,000,000)
Yarwun Alumina Refinery [Member] | Aluminium [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections			6.60%
5% Decrease in recoverability, per unit (in tonne) | $ / Ore			17
5% Decrease in recoverability			$ 505,000,000
1% increase in post-tax real-terms discount rate, amount			160,000,000
Recoverable amount of asset or cash-generating unit			911,000,000
Impairment charge, net amount			799,000,000
Impairment loss recognised in profit or loss			$ 1,138,000,000	0	0
Impairment loss, annual reduction, percent			30.00%
ISAL Smelter [Member] | Aluminium [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Discount rate applied to cash flow projections		6.90%
Recoverable amount of asset or cash-generating unit		$ 302,000,000
Pre-tax impairment charge net of reversals		(109,000,000)		123,000,000
Impairment charge, net amount			$ 86,000,000
Impairment loss recognised in profit or loss			109,000,000	123,000,000	0
ISAL Smelter [Member] | Alufluor Ab [Member] | Aluminium [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit		$ 46,000,000
ISAL Smelter [Member] | Assets and liabilities classified as held for sale [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Business acquisition binding offer amount				$ 345,000,000
ISAL Smelter [Member] | Assets and liabilities classified as held for sale [Member] | Aluminerie Alouette Inc [Member] | Netherlands [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of ownership interest to be sold				53.30%
ISAL Smelter [Member] | Assets and liabilities classified as held for sale [Member] | Alufluor Ab [Member] | Sweden [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of ownership interest to be sold				50.00%
Rossing [member] | Energy & Minerals [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge, net amount			0
Impairment loss recognised in profit or loss			0	$ 9,000,000	267,000,000
Rossing [member] | Namibia [Member] | Energy & Minerals [Member] | Property, plant and equipment [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge					267,000,000
Rossing [member] | Namibia, Dollars | Energy & Minerals [Member] | Property, plant and equipment [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge				9,000,000
Argyle Diamond Mine [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss				0
Argyle Diamond Mine [member] | Copper & Diamonds [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge, net amount			0
Impairment loss recognised in profit or loss			0		172,000,000
Argyle Diamond Mine [member] | Australia [Member] | Copper & Diamonds [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge					172,000,000
Deferred tax assets					34,000,000
Roughrider [member] | Energy & Minerals [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge, net amount			0
Impairment loss recognised in profit or loss			$ 0	$ 0	357,000,000
Roughrider [member] | Canada [Member] | Energy & Minerals [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax impairment charge net of reversals					$ (357,000,000)
Bottom of range [member] | Oyu Tolgoi Llc [Member] | Copper & Diamonds [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Property development and project management expense, estimated increase	1,200,000,000
Top of range [member] | Oyu Tolgoi Llc [Member] | Copper & Diamonds [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Property development and project management expense, estimated increase	$ 1,900,000,000